Ivy Funds Variable Insurance Portfolios

Supplement dated August 22, 2014 to the

Ivy Funds Variable Insurance Portfolios Statement of Additional Information

dated April 30, 2014

and as supplemented July 16, 2014

The following replaces the “Borrowing” paragraph in the “The Portfolios, Their Investments, Related Risks and Restrictions — Specific Securities and Investment Practices — each Portfolio except the Pathfinder Portfolios and the Managed Volatility Portfolios (except as noted herein)” section on page 7:

Borrowing

Each Portfolio may borrow money only as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Proceeds from borrowings will be used for temporary, extraordinary or emergency purposes, including temporary purposes associated with the Interfund Lending Program discussed below. Interest on money borrowed is an expense a Portfolio would not otherwise incur, and as a result, it may have reduced net investment income during periods of outstanding borrowings. If a Portfolio does borrow money, its share price may be subject to greater fluctuation until the borrowing is paid off.

The following is inserted as a new section immediately preceding the “The Portfolios, Their Investments, Related Risks and Restrictions — Specific Securities and Investment Practices — each Portfolio except the Pathfinder Portfolios and the Managed Volatility Portfolios (except as noted herein) — Loans and Other Direct Debt Instruments” section on page 14:

Interfund Lending

Pursuant to an exemptive order issued by the SEC, the Portfolios, together with the Ivy Funds, the Waddell & Reed Advisors Funds and InvestEd Portfolios (referred to with the Portfolios for purposes of this section as Funds), will have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (an Interfund Loan), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement, entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing under the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Lending Program are equal to or less than 10% of its total assets, provided that, if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing under the Interfund Lending Program will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets.

No Fund may lend to another Fund through the Interfund Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Supplement	Statement of Additional Information	1

The following replaces the information in the “Portfolio Managers — Portfolio Managers employed by WRIMCO” section on pages 71 and 72 for Chace Brundige, Christopher Parker and Cynthia Prince-Fox:

The following table provides information relating to Chace Brundige as of June 30, 2014:

Chace Brundige — Ivy Funds VIP Asset Strategy*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	3	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$1,569.3	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Brundige assumed investment co-management responsibilities for Ivy Funds VIP Asset Strategy effective August 4, 2014.

**	This data includes Ivy Funds VIP International Growth (which Mr. Brundige managed until August 4, 2014), but does not include Ivy Funds VIP Asset Strategy, since Mr. Brundige was not a co-portfolio manager of Ivy Funds VIP Asset Strategy on June 30, 2014.

The following table provides information relating to Christopher Parker as of June 30, 2014:

Christopher Parker — Ivy Funds VIP Dividend Opportunities*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$605.0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Parker assumed investment management responsibilities for Ivy Funds VIP Dividend Opportunities effective August 4, 2014.

**	This data includes Ivy Funds VIP Small Cap Value (which Mr. Parker managed until August 4, 2014), but does not include Ivy Funds VIP Dividend Opportunities, since Mr. Parker was not a portfolio manager of Ivy Funds VIP Dividend Opportunities on June 30, 2014.

Cynthia Prince-Fox — Ivy Funds VIP Asset Strategy*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	6	0	1
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$5,382.5	$0	$82.1
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Prince-Fox assumed investment co-management responsibilities for Ivy Funds VIP Asset Strategy effective August 4, 2014.

**	This data includes Ivy Funds VIP Balanced and Ivy Funds VIP Dividend Opportunities (which Ms. Prince-Fox managed until August 4, 2014), but does not include Ivy Funds VIP Asset Strategy, since Ms. Prince-Fox was not a co-portfolio manager of Ivy Funds VIP Asset Strategy on June 30, 2014.

The following is added to the end of the “Portfolio Managers — Portfolio Managers employed by WRIMCO” section on page 73 for Kenneth Gau, Matthew Hekman, Susan Regan and Sarah Ross:

The following table provides information relating to each of the following portfolio managers as of June 30, 2014:

Kenneth Gau — Ivy Funds VIP Small Cap Value*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Gau assumed investment management responsibilities for Ivy Funds VIP Small Cap Value effective August 4, 2014.

2	Statement of Additional Information	Supplement

Matthew Hekman — Ivy Funds VIP Balanced*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Hekman assumed investment management responsibilities for Ivy Funds VIP Balanced effective August 4, 2014.

Susan Regan —	Ivy Funds VIP Bond*
Ivy Funds VIP Limited-Term Bond*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Regan assumed investment co-management responsibilities for Ivy Funds VIP Bond and Ivy Funds VIP Limited-Term Bond effective August 4, 2014.

Sarah Ross — Ivy Funds VIP International Growth*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed**	2	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)**	$359.8	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Ms. Ross assumed investment management responsibilities for Ivy Funds VIP International Growth effective August 4, 2014.

**	This data includes other funds in the Fund Complex (which Ms. Ross managed until August 4, 2014), but does not include Ivy Funds VIP International Growth, since Ms. Ross was not a portfolio manager of Ivy Funds VIP International Growth on June 30, 2014.

The following replaces the information in the two charts of the “Portfolio Managers — Portfolio Managers employed by WRIMCO — Ownership of Securities” section for the following portfolio managers on pages 74 through 76:

As of June 30, 2014, the dollar range of shares beneficially owned by each of the following portfolio managers is:

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in Fund Complex
Chace Brundige	Ivy Funds VIP Asset Strategy[1]	$0	$0	$100,001 to $500,000
Christopher Parker	Ivy Funds VIP Dividend Opportunities[2]	$0	$0	$100,001 to $500,000
Cynthia Prince Fox	Ivy Funds VIP Asset Strategy[3]	$10,001 to $50,000	$100,001 to $500,000	over $1,000,000

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

[1]	Mr. Brundige assumed investment co-management responsibilities for Ivy Funds VIP Asset Strategy effective August 4, 2014.

[2]	Mr. Parker assumed investment management responsibilities for Ivy Funds VIP Dividend Opportunities effective August 4, 2014.

[3]	Ms. Prince-Fox assumed investment co-management responsibilities for Ivy Funds VIP Asset Strategy effective August 4, 2014.

Supplement	Statement of Additional Information	3

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by each of the following portfolio managers is:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Chace Brundige	Ivy Funds VIP Asset Strategy[2]	$0	$500,001 to $1,000,000
Christopher Parker	Ivy Funds VIP Dividend Opportunities[3]	$0	$0
Cynthia Prince-Fox	Ivy Funds VIP Asset Strategy[4]	$0	$500,001 to $1,000,000

*

The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

[1]	Shares deemed owned in Portfolio or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[2]	Mr. Brundige assumed investment co-management responsibilities for Ivy Funds VIP Asset Strategy effective August 4, 2014.

[3]	Mr. Parker assumed investment management responsibilities for Ivy Funds VIP Dividend Opportunities effective August 4, 2014.

[4]	Ms. Prince-Fox assumed investment co-management responsibilities for Ivy Funds VIP Asset Strategy effective August 4, 2014.

The following information is added to the two charts of the “Portfolio Managers — Portfolio Managers employed by WRIMCO — Ownership of Securities” section for the following portfolio managers on pages 74 through 76:

As of June 30, 2014, the dollar range of shares beneficially owned by each of the following portfolio managers is:

Manager	Portfolio Managed in Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Owned* in Portfolio Managed	Dollar Range of Shares Owned in Similarly Managed Funds within the Fund Complex	Dollar Range of Shares Owned in Funds in Fund Complex
Kenneth Gau	Ivy Funds VIP Small Cap Value[4]	$0	$0	$100,001 to $500,000
Matthew Hekman	Ivy Funds VIP Balanced[5]	$0	$10,001 to $50,000	$100,001 to $500,000
Susan Regan	Ivy Funds VIP Bond[6]	$0	$10,001 to $50,000	$100,001 to $500,000
	Ivy Funds VIP Limited-Term Bond[6]	$0	$0
Sarah Ross	Ivy Funds VIP International Growth[7]	$0	$0	over $1,000,000

*	The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

[4]	Mr. Gau assumed investment management responsibilities for Ivy Funds VIP Small Cap Value effective August 4, 2014.

[5]	Mr. Hekman assumed investment management responsibilities for Ivy Funds VIP Balanced effective August 4, 2014.

[6]	Ms. Regan assumed investment co-management responsibilities for Ivy Funds VIP Bond and Ivy Funds VIP Limited-Term Bond effective August 4, 2014.

[7]	Ms. Ross assumed investment management responsibilities for Ivy Funds VIP International Growth effective August 4, 2014.

4	Statement of Additional Information	Supplement

With limited exceptions, a portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of June 30, 2014, the dollar range of shares deemed owned by each of the following portfolio managers is:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Kenneth Gau	Ivy Funds VIP Small Cap Value[5]	$0	$0
Matthew Hekman	Ivy Funds VIP Balanced[6]	$0	$0
Susan Regan	Ivy Funds VIP Bond[7]	$0	$0
	Ivy Funds VIP Limited-Term Bond[7]	$0
Sarah Ross	Ivy Funds VIP International Growth[8]	$0	$100,001 to $500,000

*

The Portfolios’ shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

[1]	Shares deemed to be owned in any Fund or similarly managed style within the Fund Complex which is managed by the portfolio manager.

[5]	Mr. Gau assumed investment management responsibilities for Ivy Funds VIP Small Cap Value effective August 4, 2014.

[6]	Mr. Hekman assumed investment management responsibilities for Ivy Funds VIP Balanced effective August 4, 2014.

[7]	Ms. Regan assumed investment co-management responsibilities for Ivy Funds VIP Bond and Ivy Funds VIP Limited-Term Bond effective August 4, 2014.

[8]	Ms. Ross assumed investment management responsibilities for Ivy Funds VIP International Growth effective August 4, 2014.

The following replaces the rows regarding the portfolio managers listed below in the second chart in the “Portfolio Managers — Portfolio Managers employed by WRIMCO — Ownership of Securities” section on pages 75 and 76:

Manager	Portfolio Managed in the Ivy Funds Variable Insurance Portfolios	Dollar Range of Shares Deemed Owned* in Portfolio or Similarly Managed Style[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Daniel Becker	Ivy Funds VIP Growth	$100,001 to $500,000	$100,001 to $500,000
David Ginther	Ivy Funds VIP Energy	$10,001 to $50,000	$50,001 to $100,000
	Ivy Funds VIP Global Natural Resources	$10,001 to $50,000

*

The Portfolio’s shares are available for purchase only by Participating Insurance Companies and are indirectly owned by investors in the Policies for which the Portfolios serve as underlying investment vehicles.

[1]	Shares deemed owned in Portfolio or similarly managed style within the Fund Complex which is managed by the Manager.

Supplement	Statement of Additional Information	5